Shareholder Report, Holdings (Details)	Dec. 31, 2025
Empower S&P Small Cap 600® Index Fund - Class L | Arrowhead Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Empower S&P Small Cap 600® Index Fund - Class L | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
Empower S&P Small Cap 600® Index Fund - Class L | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
Empower S&P Small Cap 600® Index Fund - Class L | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
Empower S&P Small Cap 600® Index Fund - Class L | CareTrust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
Empower S&P Small Cap 600® Index Fund - Class L | JBT Marel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.52%
Empower S&P Small Cap 600® Index Fund - Class L | SiTime Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower S&P Small Cap 600® Index Fund - Class L | LKQ Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower S&P Small Cap 600® Index Fund - Class L | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.52%
Empower S&P Small Cap 600® Index Fund - Class L | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.07%
Empower S&P Small Cap 600® Index Fund - Class L | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.25%
Empower S&P Small Cap 600® Index Fund - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
Empower S&P Small Cap 600® Index Fund - Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.19%
Empower S&P Small Cap 600® Index Fund - Class L | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.97%
Empower S&P Small Cap 600® Index Fund - Class L | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.03%
Empower S&P Small Cap 600® Index Fund - Class L | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.17%
Empower S&P Small Cap 600® Index Fund - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.52%
Empower S&P Small Cap 600® Index Fund - Class L | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.18%
Empower S&P Small Cap 600® Index Fund - Class L | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.07%
Empower S&P Small Cap 600® Index Fund - Class L | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.97%
Empower S&P Small Cap 600® Index Fund - Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.95%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Arrowhead Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
Empower S&P Small Cap 600® Index Fund - Institutional Class | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
Empower S&P Small Cap 600® Index Fund - Institutional Class | CareTrust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
Empower S&P Small Cap 600® Index Fund - Institutional Class | JBT Marel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.52%
Empower S&P Small Cap 600® Index Fund - Institutional Class | SiTime Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower S&P Small Cap 600® Index Fund - Institutional Class | LKQ Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.52%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.07%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.25%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.19%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.97%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.03%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.17%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.52%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.18%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.07%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.97%
Empower S&P Small Cap 600® Index Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.95%
Empower S&P Small Cap 600® Index Fund - Investor Class | Arrowhead Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Empower S&P Small Cap 600® Index Fund - Investor Class | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
Empower S&P Small Cap 600® Index Fund - Investor Class | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
Empower S&P Small Cap 600® Index Fund - Investor Class | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
Empower S&P Small Cap 600® Index Fund - Investor Class | CareTrust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
Empower S&P Small Cap 600® Index Fund - Investor Class | JBT Marel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.52%
Empower S&P Small Cap 600® Index Fund - Investor Class | SiTime Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower S&P Small Cap 600® Index Fund - Investor Class | LKQ Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
Empower S&P Small Cap 600® Index Fund - Investor Class | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.52%
Empower S&P Small Cap 600® Index Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.07%
Empower S&P Small Cap 600® Index Fund - Investor Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.25%
Empower S&P Small Cap 600® Index Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
Empower S&P Small Cap 600® Index Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.19%
Empower S&P Small Cap 600® Index Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.97%
Empower S&P Small Cap 600® Index Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.03%
Empower S&P Small Cap 600® Index Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.17%
Empower S&P Small Cap 600® Index Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.52%
Empower S&P Small Cap 600® Index Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.18%
Empower S&P Small Cap 600® Index Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.07%
Empower S&P Small Cap 600® Index Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.97%
Empower S&P Small Cap 600® Index Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.95%
Empower Small Cap Growth Fund - Institutional Class | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
Empower Small Cap Growth Fund - Institutional Class | Artivion Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.24%
Empower Small Cap Growth Fund - Institutional Class | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
Empower Small Cap Growth Fund - Institutional Class | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
Empower Small Cap Growth Fund - Institutional Class | Agilysys Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.12%
Empower Small Cap Growth Fund - Institutional Class | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.11%
Empower Small Cap Growth Fund - Institutional Class | Coastal Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.11%
Empower Small Cap Growth Fund - Institutional Class | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Small Cap Growth Fund - Institutional Class | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Small Cap Growth Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.09%
Empower Small Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.22%
Empower Small Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.76%
Empower Small Cap Growth Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.02%
Empower Small Cap Growth Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	26.82%
Empower Small Cap Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.09%
Empower Small Cap Growth Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
Empower Small Cap Growth Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.09%
Empower Small Cap Growth Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.24%
Empower Small Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.16%
Empower Small Cap Growth Fund - Investor Class | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
Empower Small Cap Growth Fund - Investor Class | Artivion Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.24%
Empower Small Cap Growth Fund - Investor Class | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
Empower Small Cap Growth Fund - Investor Class | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
Empower Small Cap Growth Fund - Investor Class | Agilysys Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.12%
Empower Small Cap Growth Fund - Investor Class | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.11%
Empower Small Cap Growth Fund - Investor Class | Coastal Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.11%
Empower Small Cap Growth Fund - Investor Class | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Small Cap Growth Fund - Investor Class | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Empower Small Cap Growth Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.09%
Empower Small Cap Growth Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.22%
Empower Small Cap Growth Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.76%
Empower Small Cap Growth Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.02%
Empower Small Cap Growth Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	26.82%
Empower Small Cap Growth Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.09%
Empower Small Cap Growth Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
Empower Small Cap Growth Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.09%
Empower Small Cap Growth Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.24%
Empower Small Cap Growth Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.16%
Empower Small Cap Value Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.95%
Empower Small Cap Value Fund - Institutional Class | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.52%
Empower Small Cap Value Fund - Institutional Class | Bel Fuse Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.51%
Empower Small Cap Value Fund - Institutional Class | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower Small Cap Value Fund - Institutional Class | Array Digital Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
Empower Small Cap Value Fund - Institutional Class | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Empower Small Cap Value Fund - Institutional Class | Garrett Motion Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.07%
Empower Small Cap Value Fund - Institutional Class | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.03%
Empower Small Cap Value Fund - Institutional Class | SouthState Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Empower Small Cap Value Fund - Institutional Class | Atmus Filtration Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.97%
Empower Small Cap Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.26%
Empower Small Cap Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.69%
Empower Small Cap Value Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.24%
Empower Small Cap Value Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.13%
Empower Small Cap Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.14%
Empower Small Cap Value Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Empower Small Cap Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.93%
Empower Small Cap Value Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.95%
Empower Small Cap Value Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.86%
Empower Small Cap Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Empower Small Cap Value Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.95%
Empower Small Cap Value Fund - Investor Class | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.52%
Empower Small Cap Value Fund - Investor Class | Bel Fuse Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.51%
Empower Small Cap Value Fund - Investor Class | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
Empower Small Cap Value Fund - Investor Class | Array Digital Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
Empower Small Cap Value Fund - Investor Class | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Empower Small Cap Value Fund - Investor Class | Garrett Motion Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.07%
Empower Small Cap Value Fund - Investor Class | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.03%
Empower Small Cap Value Fund - Investor Class | SouthState Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
Empower Small Cap Value Fund - Investor Class | Atmus Filtration Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.97%
Empower Small Cap Value Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.26%
Empower Small Cap Value Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.69%
Empower Small Cap Value Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.24%
Empower Small Cap Value Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.13%
Empower Small Cap Value Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.14%
Empower Small Cap Value Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Empower Small Cap Value Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.93%
Empower Small Cap Value Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.95%
Empower Small Cap Value Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.86%
Empower Small Cap Value Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%